Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 1 .7%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) $ 30,158 $ 22,836
United Airlines Pass-Through Trust, 3.7500%, 9/3/26 409,831 404,147
Total Asset-Backed Securities (cost $429,415) 426,983
Bank Loans - 1 .0%
Communication Services - 0 .8%
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 6.0456%, 4/10/31
‡,ƒ
199,107 198,657
Information Technology - 0 .2%
Clearwater Analytics LLC, First Lien Term Loan, CME Term SOFR 6 Month +
2.2500%, 6.4605%, 4/21/32
‡,ƒ
42,000 42,027
Total Bank Loans (cost $241,002) 240,684
Corporate Bonds - 92 .2%
Basic Materials - 3 .4%
Barrick Mining Corp., 5.8000%, 11/15/34 175,000 180,947
Barrick North America Finance LLC, 5.7000%, 5/30/41 62,000 61,881
Chevron Phillips Chemical Co. LLC, 4.7500%, 5/15/30 (144A) 60,000 60,462
Glencore Funding LLC, 5.6730%, 4/1/35 (144A) 95,000 96,614
Newmont Corp., 5.3500%, 3/15/34 242,000 247,698
Syensqo Finance America LLC, 5.8500%, 6/4/34 (144A) 203,000 207,973
855,575
Communications - 3 .8%
AT&T, Inc., 5.4000%, 2/15/34 159,000 162,487
Frontier Communications Holdings LLC, 8.6250%, 3/15/31 (144A) 230,000 243,661
NTT Finance Corp., 4.8760%, 7/16/30 (144A) 200,000 201,132
Time Warner Cable LLC, 6.5500%, 5/1/37 89,000 91,443
Virgin Media Secured Finance plc, 5.5000%, 5/15/29 (144A) 252,000 246,342
945,065
Consumer, Cyclical - 8 .5%
Choice Hotels International, Inc., 5.8500%, 8/1/34 248,000 249,833
Flutter Treasury DAC, 5.8750%, 6/4/31 (144A)# 443,000 445,922
Ford Motor Co., 3.2500%, 2/12/32 150,000 127,083
Ford Motor Credit Co. LLC, 6.7980%, 11/7/28 200,000 206,975
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27‡,μ 67,000 65,428
General Motors Financial Co., Inc., 6.1000%, 1/7/34 146,000 150,642
Hasbro, Inc., 6.0500%, 5/14/34 287,000 296,636
Latam Airlines Group SA, 7.6250%, 1/7/31 (144A) 126,000 129,969
Mattel, Inc., 3.7500%, 4/1/29 (144A) 130,000 124,469
Mattel, Inc., 5.4500%, 11/1/41 100,000 90,340
Stellantis Finance US, Inc., 5.7500%, 3/18/30 (144A) 234,000 234,450
2,121,747
Consumer, Non-cyclical - 16 .2%
Aetna, Inc., 6.6250%, 6/15/36 233,000 250,630
Centene Corp., 3.3750%, 2/15/30 271,000 243,995
CVS Health Corp., 5.7000%, 6/1/34# 125,000 128,006
CVS Health Corp., 5.0500%, 3/25/48 131,000 112,717
Elevance Health, Inc., 6.1000%, 10/15/52 80,000 80,529
Health Care Service Corp., 5.4500%, 6/15/34 (144A) 62,000 62,611
Heartland Dental LLC, 10.5000%, 4/30/28 (144A) 172,000 181,311
Humana, Inc., 5.3750%, 4/15/31 148,000 150,967
Humana, Inc., 5.9500%, 3/15/34 84,000 87,199
Illumina, Inc., 2.5500%, 3/23/31 130,000 114,125
JBS USA Holding Lux SARL, 3.6250%, 1/15/32 139,000 127,123
Mars, Inc., 4.4500%, 3/1/27 (144A) 291,000 291,408

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Mars, Inc., 5.0000%, 3/1/32 (144A) $ 44,000 $ 44,405
Mars, Inc., 5.2000%, 3/1/35 (144A) 126,000 126,603
Mars, Inc., 5.7000%, 5/1/55 (144A) 34,000 33,549
McCormick & Co., Inc., 4.7000%, 10/15/34 189,000 182,018
Pilgrim's Pride Corp., 3.5000%, 3/1/32 286,000 256,842
Rollins, Inc., 5.2500%, 2/24/35 208,000 207,810
Royalty Pharma plc, 5.4000%, 9/2/34 184,000 185,605
Solventum Corp., 5.4500%, 3/13/31 177,000 183,328
Solventum Corp., 5.6000%, 3/23/34 75,000 76,925
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36# 73,000 74,161
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30 200,000 202,917
UnitedHealth Group, Inc., 5.6250%, 7/15/54 96,000 91,449
Universal Health Services, Inc., 2.6500%, 1/15/32 150,000 127,053
Universal Health Services, Inc., 5.0500%, 10/15/34 116,000 110,272
Verisk Analytics, Inc., 5.2500%, 3/15/35 314,000 314,134
4,047,692
Energy - 6 .4%
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 102,000 102,435
DT Midstream, Inc., 4.1250%, 6/15/29 (144A) 190,000 182,981
Enbridge, Inc., 5.5500%, 6/20/35 308,000 310,921
Energy Transfer LP, 5.9500%, 5/15/54 108,000 102,084
EQT Corp., 4.7500%, 1/15/31 (144A) 161,000 158,606
Hess Midstream Operations LP, 5.8750%, 3/1/28 (144A) 50,000 50,823
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A) 166,000 165,145
Marathon Petroleum Corp., 5.1500%, 3/1/30 250,000 254,616
Occidental Petroleum Corp., 5.3750%, 1/1/32 123,000 121,962
Ovintiv, Inc., 7.1000%, 7/15/53 92,000 95,441
Western Midstream Operating LP, 5.4500%, 4/1/44 59,000 51,369
1,596,383
Financial - 35 .2%
Agree LP, 5.6250%, 6/15/34 125,000 127,707
Ally Financial, Inc., SOFR + 2.2900%, 6.1840%, 7/26/35‡ 160,000 163,727
Ares Capital Corp., 5.9500%, 7/15/29 158,000 161,843
Arthur J Gallagher & Co., 4.8500%, 12/15/29 22,000 22,195
Arthur J Gallagher & Co., 5.0000%, 2/15/32 12,000 12,098
Arthur J Gallagher & Co., 5.1500%, 2/15/35 30,000 29,824
Arthur J Gallagher & Co., 5.5500%, 2/15/55 127,000 119,809
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) 316,000 319,584
Banco Santander SA, 5.2940%, 8/18/27 200,000 202,562
Bank of America Corp., CME Term SOFR 3 Month + 1.3016%,
3.4190%, 12/20/28‡ 247,000 241,195
Bank of America Corp., SOFR + 1.3100%, 5.5110%, 1/24/36‡ 40,000 40,989
Barclays plc, SOFR + 2.2200%, 6.4900%, 9/13/29‡ 200,000 210,706
Blackstone Private Credit Fund, 7.3000%, 11/27/28 59,000 62,632
Blackstone Private Credit Fund, 5.6000%, 11/22/29 123,000 123,917
Blackstone Secured Lending Fund, 5.8750%, 11/15/27 123,000 125,137
Blue Owl Capital Corp., 3.1250%, 4/13/27 95,000 91,688
Blue Owl Finance LLC, 6.2500%, 4/18/34 179,000 184,391
Capital One Financial Corp., SOFR + 1.9050%, 5.7000%, 2/1/30‡ 21,000 21,673
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31‡ 110,000 123,864
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34‡ 61,000 63,097
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36‡ 87,000 89,315
CBRE Services, Inc., 5.5000%, 6/15/35 137,000 138,315

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35 (144A) $ 250,000 $ 254,919
Citigroup, Inc., SOFR + 1.8300%, 6.0200%, 1/24/36‡ 87,000 89,160
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39‡ 146,000 125,319
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 5.7100%, 1/21/33 (144A)‡ 305,000 317,798
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 414,000 373,395
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 1.4000%, 5.7050%, 3/1/30 (144A)‡ 310,000 320,812
Deutsche Bank AG, SOFR + 1.7180%, 3.0350%, 5/28/32‡ 231,000 207,989
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34 208,000 212,017
Essex Portfolio LP, 5.3750%, 4/1/35 250,000 253,142
GLP Capital LP, 5.6250%, 9/15/34 196,000 195,745
Goldman Sachs Group, Inc. (The), SOFR + 1.5520%, 5.8510%, 4/25/35‡ 238,000 249,380
Goldman Sachs Group, Inc. (The), SOFR + 1.4200%, 5.0160%, 10/23/35‡ 192,000 189,374
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡ 200,000 212,395
Jane Street Group, 7.1250%, 4/30/31 (144A) 237,000 244,780
Jane Street Group, 6.1250%, 11/1/32 (144A) 124,000 123,028
LPL Holdings, Inc., 5.6500%, 3/15/35 160,000 160,539
Macquarie Airfinance Holdings Ltd., 5.1500%, 3/17/30 (144A) 122,000 121,897
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡ 249,000 244,854
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34‡ 46,000 46,744
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡ 126,000 127,586
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37‡ 130,000 130,017
Oaktree Strategic Credit Fund, 6.1900%, 7/15/30 (144A) 81,000 81,458
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33‡ 187,000 198,815
Rocket Cos., Inc., 6.1250%, 8/1/30 (144A) 65,000 65,907
Rocket Cos., Inc., 6.3750%, 8/1/33 (144A) 84,000 85,679
Sun Communities Operating LP, 2.7000%, 7/15/31 213,000 188,124
Synchrony Financial, 2.8750%, 10/28/31 285,000 248,341
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35‡ 41,000 42,423
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34‡ 135,000 141,581
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡ 57,000 59,067
Ventas Realty LP, 5.0000%, 1/15/35 167,000 163,589
VICI Properties LP, 3.8750%, 2/15/29 (144A) 264,000 255,381
Wells Fargo & Co., SOFR + 1.9900%, 5.5570%, 7/25/34‡ 218,000 224,957
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35‡ 80,000 81,982
Willis North America, Inc., 3.8750%, 9/15/49 100,000 72,775
8,787,237
Industrial - 3 .5%
Boeing Co. (The), 6.5280%, 5/1/34 119,000 129,521
Huntington Ingalls Industries, Inc., 4.2000%, 5/1/30 254,000 246,964
Martin Marietta Materials, Inc., 5.5000%, 12/1/54 126,000 120,865
Molex Electronic Technologies LLC, 5.2500%, 4/30/32 (144A) 60,000 60,192
Regal Rexnord Corp., 6.3000%, 2/15/30 85,000 88,977
SMBC Aviation Capital Finance DAC, 5.5500%, 4/3/34 (144A) 200,000 201,360
Vontier Corp., 2.9500%, 4/1/31 22,000 19,775
867,654
Technology - 10 .2%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35 359,000 366,524
CoreWeave, Inc., 9.0000%, 2/1/31 (144A) 407,000 405,265
Foundry JV Holdco LLC, 5.9000%, 1/25/33 (144A) 310,000 318,564
Foundry JV Holdco LLC, 6.2000%, 1/25/37 (144A) 288,000 295,991

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Gartner, Inc., 3.6250%, 6/15/29 (144A) $ 99,000 $ 93,892
Gartner, Inc., 3.7500%, 10/1/30 (144A) 362,000 338,782
Intel Corp., 4.7500%, 3/25/50 63,000 49,915
Intel Corp., 3.2000%, 8/12/61 175,000 95,227
Micron Technology, Inc., 5.8000%, 1/15/35 118,000 120,990
Oracle Corp., 3.2500%, 11/15/27 253,000 246,159
Synopsys, Inc., 5.0000%, 4/1/32 96,000 96,989
Synopsys, Inc., 5.7000%, 4/1/55 50,000 49,304
VMware LLC, 4.7000%, 5/15/30 67,000 67,017
2,544,619
Utilities - 5 .0%
AEP Transmission Co. LLC, 5.3750%, 6/15/35 57,000 57,931
Ameren Corp., 5.3750%, 3/15/35 252,000 253,753
Duke Energy Progress LLC, 5.3500%, 3/15/53 91,000 86,047
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55‡ 119,000 120,521
NRG Energy, Inc., 6.0000%, 2/1/33 (144A) 90,000 90,244
PPL Capital Funding, Inc., 5.2500%, 9/1/34 254,000 256,159
Southern Co. (The), 5.7000%, 3/15/34 119,000 123,871
Xcel Energy, Inc., 5.4500%, 8/15/33 252,000 255,669
1,244,195
Total Corporate Bonds (cost 22,759,626) 23,010,167
Foreign Government Bonds - 0 .7%
Republic of Poland, 5.3750%, 2/12/35 (cost $164,839) 164,000 167,193
Exchange Traded Funds - 3 .0%
Janus Henderson AAA CLO ETF
£
9,809 498,199
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
4,840 251,282
749,481
Total Exchange Traded Funds (cost $747,106) 749,481
Investment Companies - 1 .0%
Money Market Funds - 1 .0%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $241,757) 241,736 241,785
Investments Purchased with Cash Collateral from Securities Lending - 1 .2%
Investment Companies - 1 .0%
Janus Henderson Cash Collateral Fund LLC, 4.2961%
£,∞
239,068 239,068
Time Deposits - 0 .2%
Royal Bank of Canada, 4.3100%, 8/1/25 59,767 59,767
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $298,835) 298,835
Total Investments (total cost $ 24,882,580 ) - 100 .8% 25,135,128
Liabilities, net of Cash, Receivables and Other Assets - (0.8%) (191,832)
Net Assets - 100.0% $24,943,296

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 20,886,514 83 .1%
Netherlands 733,110 2 .9
Ireland 647,282 2 .6
United Kingdom 578,945 2 .3
Canada 553,749 2 .2
Denmark 320,812 1 .3
Germany 207,989 0 .8
Belgium 207,973 0 .8
Spain 202,562 0 .8
Japan 201,132 0 .8
Poland 167,193 0 .7
Chile 129,969 0 .5
Luxembourg 127,123 0 .5
Australia 96,614 0 .4
Israel 74,161 0 .3
Total $25,135,128 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 4.0%
Exchange Traded Fund - 3.0%
Janus Henderson AAA
CLO ETF $ – $ 496,796 $ – $ – $ 1,403 $ 498,199 9,809 $ –
Janus Henderson
Emerging Markets Debt
Hard Currency ETF – 250,310 – – 972 251,282 4,840 –
Money Market Funds - 1.0%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
1,327,106 21,807,240 (22,892,581) (8) 28 241,785 241,736 28,847
Investments Purchased
with Cash Collateral from
Securities Lending - 1.2%
Investment Companies - 1.0%
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
449,871 5,873,137 (6,083,940) – – 239,068 239,068 9,032
Δ
Total Affiliated Investments
- 4.9% $1,776,977 $28,427,483 $(28,976,521) $(8) $2,403 $1,230,334 $37,879

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 7 9/30/25 $ 1,448,891 $ (2,837)
U.S. Treasury 5 Year Notes 35 9/30/25 3,786,016 889
U.S. Treasury Ultra Bonds 45 9/19/25 5,279,063 48,074
Total - Futures Long 46,126
Futures Short:
U.S. Treasury 10 Year Notes 28 9/19/25 (3,109,750) (16,329)
U.S. Treasury 10 Year Ultra Bonds 57 9/19/25 (6,445,453) (25,897)
Total - Futures Short (42,226)
Total $3,900
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.44-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/30 $ 950,000 $ (20,780) $ (971) $ (21,751)
CDX.NA.HY.44-V1, Fixed Rate of 5.00% Paid Quarterly 6/20/30 250,000 (14,754) (4,795) (19,549)
Total $(35,534) $(5,766) $(41,300)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2025
Futures contracts:
Average notional amount of contracts - long $17,263,087
Average notional amount of contracts - short 13,852,764
Credit default swaps:
Average notional amount - buy protection 688,889
Average notional amount - sell protection 483,333

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
# Loaned security; a portion of the security is on loan at July 31, 2025.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $7,782,635 which represents 31.2% of net assets.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 426,983 $ — $ 426,983
Bank Loans — 240,684 — 240,684
Corporate Bonds — 23,010,167 — 23,010,167
Foreign Government Bonds — 167,193 — 167,193
Exchange Traded Funds 749,481 — — 749,481
Investment Companies — 241,785 — 241,785
Investments Purchased with Cash
Collateral from Securities Lending — 298,835 — 298,835
Total Investments in Securities $ 749,481 $ 24,385,647 $ — $ 25,135,128
Other Financial Instruments
(a)
:
Futures Contracts $ 48,963 $ — $ — $ 48,963
Total Assets $ 798,444 $ 24,385,647 $ — $ 25,184,091
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 5,766 $ — $ 5,766
Futures Contracts 45,063 — — 45,063
Total Liabilities $ 45,063 $ 5,766 $ — $ 50,829
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Corporate Bond ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Corporate Bond ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70443 09-25